Financial Instruments - valuation - Level 3 Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Level 3 | Discontinued operations
Movement in level 3 assets
Amount recorded in the income statement - discontinued operations	£ 0	£ 0
Level 3 | Other | Continuing operations
Movement in level 3 assets
Amount recorded in the income statement	9	4
Held-for-trading | Level 3
Movement in level 3 assets
Amount recorded in the income statement	240	45
Recurring
Movement in level 3 assets
Assets at beginning of period	373,500
Assets at end of period	291,000	373,500
Recurring | Level 3
Movement in level 3 assets
Assets at beginning of period	4,537	3,917
Amount recorded in the income statement	(572)	(119)
Amount recorded in the statement of comprehensive income	2	71
Level 3 transfers in	994	2,164
Level 3 transfers out	(1,018)	(1,133)
Issuances	371	3
Purchases	1,808	1,340
Settlements	(161)	(758)
Sales	(2,655)	(1,006)
Foreign exchange and other adjustments	(18)	58
Assets at end of period	3,288	4,537
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(80)	40
Amounts recorded in the income statement in respect of balances held at year end - realised	276	278
Recurring | Designated as at fair value through profit or loss | Level 3
Movement in level 3 assets
Assets at beginning of period	4,111	3,152
Amount recorded in the income statement	(654)	(124)
Level 3 transfers in	719	2,135
Level 3 transfers out	(1,015)	(1,020)
Issuances	371	3
Purchases	1,789	1,298
Settlements	(161)	(758)
Sales	(2,354)	(624)
Foreign exchange and other adjustments	(16)	49
Assets at end of period	2,790	4,111
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(84)	29
Amounts recorded in the income statement in respect of balances held at year end - realised	276	282
Recurring | Available-for-sale | Level 3
Movement in level 3 assets
Assets at beginning of period	426	765
Amount recorded in the income statement	82	5
Amount recorded in the statement of comprehensive income	2	71
Level 3 transfers in	275	29
Level 3 transfers out	(3)	(113)
Purchases	19	42
Sales	(301)	(382)
Foreign exchange and other adjustments	(2)	9
Assets at end of period	498	426
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ 4	11
Amounts recorded in the income statement in respect of balances held at year end - realised		£ (4)